Share-based payments - Summary of share-based payments (Detail)	12 Months Ended
	Jun. 30, 2022 $ / shares	Jun. 30, 2022 $ / shares	Jun. 30, 2022 $ / shares	Jun. 30, 2022 shares $ / shares	Jun. 30, 2021 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at the start of the year, share options		4,219,000			2,775,167
Granted, share options		4,800,000		4,800,000	2,200,000
Exercised, share options		(25,000)			(441,500)
Expired / lapsed on termination of employment		(338,500)			(314,667)
Balance at the end of the year, share options		8,655,500			4,219,000
Exercisable at the end of the financial year, share option	3,180,500	3,180,500	3,180,500	3,180,500	2,506,667
Balance at the start of the year, Weighted average exercise price			$ 0.8911		$ 0.797
Granted, Weighted average exercise price			1.611		1.0915
Exercised, Weighted average exercise price			0.67		0.6195
Expired, Weighted average exercise price			1.1123		1.8473
Balance at the end of the year, Weighted average exercise price			1.2826		0.8911
Exercisable at the end of the financial year, Weighted average exercise price	$ 0.877	$ 0.877	0.877	$ 0.877	$ 0.6195
Tranche 1 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date					16/11/2015
Expiry date					Nov. 16, 2020
Exercise price					$ 2.2
Balance at the start of the year, share options					236,667
Expired / lapsed on termination of employment					(236,667)
Tranche 2 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	05/09/2016				05/09/2016
Expiry date	Sep. 05, 2021				May 09, 2021
Exercise price			1.63		$ 1.63
Balance at the start of the year, share options		50,000			50,000
Expired / lapsed on termination of employment		(50,000)
Balance at the end of the year, share options					50,000
Tranche 3 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	12/10/2016				12/10/2016
Expiry date	Oct. 17, 2021				Oct. 17, 2021
Exercise price			1.56		$ 1.56
Balance at the start of the year, share options		62,000			62,000
Expired / lapsed on termination of employment		(62,000)
Balance at the end of the year, share options					62,000
Tranche 4 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	31/10/2016				31/10/2016
Expiry date	Nov. 01, 2021				Jan. 11, 2021
Exercise price			1.38		$ 1.38
Balance at the start of the year, share options		12,500			12,500
Expired / lapsed on termination of employment		(12,500)
Balance at the end of the year, share options					12,500
Tranche 5 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	21/11/2016				21/11/2016
Expiry date	Nov. 23, 2021				Nov. 23, 2021
Exercise price			1.38		$ 1.38
Balance at the start of the year, share options		50,000			50,000
Expired / lapsed on termination of employment		(50,000)
Balance at the end of the year, share options					50,000
Tranche 6 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	07/08/2017				07/08/2017
Expiry date	Jul. 08, 2022				Jul. 08, 2022
Exercise price			0.67		$ 0.67
Balance at the start of the year, share options		87,000			224,000
Exercised, share options		(25,000)			(121,500)
Expired / lapsed on termination of employment		(46,500)			(15,500)
Balance at the end of the year, share options		15,500			87,000
Tranche 7 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	05/02/2018				05/02/2018
Expiry date	May 02, 2023				May 02, 2023
Exercise price			0.78		$ 0.78
Balance at the start of the year, share options		320,000			440,000
Exercised, share options					(120,000)
Expired / lapsed on termination of employment		(80,000)
Balance at the end of the year, share options		240,000			320,000
Tranche 8 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	04/01/2019				04/01/2019
Expiry date	Jan. 04, 2024				Apr. 01, 2024
Exercise price			0.4925		$ 0.4925
Balance at the start of the year, share options		37,500			250,000
Exercised, share options					(200,000)
Expired / lapsed on termination of employment		(37,500)			(12,500)
Balance at the end of the year, share options					37,500
Tranche 9 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	13/11/2019				13/11/2019
Expiry date	Nov. 13, 2023				Nov. 13, 2023
Exercise price			0.4925		$ 0.4925
Balance at the start of the year, share options		1,200,000			1,200,000
Balance at the end of the year, share options		1,200,000			1,200,000
Tranche 10 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	13/01/2020				13/01/2020
Expiry date	Jan. 13, 2025				Jan. 13, 2025
Exercise price			0.8812		$ 0.8812
Balance at the start of the year, share options		200,000			250,000
Expired / lapsed on termination of employment					(50,000)
Balance at the end of the year, share options		200,000			200,000
Tranche 11 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	09/11/2020				09/11/2020
Expiry date	Sep. 11, 2024				Sep. 11, 2024
Exercise price			1.132		$ 1.132
Balance at the start of the year, share options		1,200,000
Granted, share options					1,200,000
Balance at the end of the year, share options		1,200,000			1,200,000
Tranche 12 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	09/11/2020				09/11/2020
Expiry date	Sep. 11, 2024				Sep. 11, 2024
Exercise price			0.8812		$ 0.8812
Balance at the start of the year, share options		800,000
Granted, share options					800,000
Balance at the end of the year, share options		800,000			800,000
Tranche 13 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	04/01/2021				04/01/2021
Expiry date	Apr. 01, 2025				Apr. 01, 2025
Exercise price			1.69		$ 1.69
Balance at the start of the year, share options		200,000
Granted, share options					200,000
Balance at the end of the year, share options		200,000			200,000
Tranche 14 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	09/09/2021
Expiry date	Jun. 21, 2026
Exercise price			1.37
Granted, share options		100,000
Balance at the end of the year, share options		100,000
Tranche 15 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	16/11/2021
Expiry date	Nov. 16, 2025
Exercise price			1.69
Granted, share options		1,000,000
Balance at the end of the year, share options		1,000,000
Tranche 16 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	16/11/2021
Expiry date	Nov. 16, 2025
Exercise price			2.24
Granted, share options		1,500,000
Balance at the end of the year, share options		1,500,000
Tranche 17 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	16/11/2021
Expiry date	Nov. 16, 2025
Exercise price			1.56
Granted, share options		800,000
Balance at the end of the year, share options		800,000
Tranche 18 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	01/02/2022
Expiry date	Jan. 02, 2027
Exercise price			0.94
Granted, share options		500,000
Balance at the end of the year, share options		500,000
Tranche 19 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	01/02/2022
Expiry date	Feb. 01, 2027
Exercise price			0.94
Granted, share options		800,000
Balance at the end of the year, share options		800,000
Tranche 20 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	24/05/2022
Expiry date	May 24, 2027
Exercise price			$ 0.78
Granted, share options		100,000
Balance at the end of the year, share options		100,000